Summary of Significant Accounting Policies and Use of Estimates and Judgments (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies and Use of Estimates and Judgments [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are:
Laboratory equipment	5 – 10 years
Office equipment	3 – 10 years